Borrowings (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Current
Term loans from banks	₨ 3,021		₨ 2,628
Other working capital facilities	4,637		3,122
Other short-term borrowings	3,000		0
Supplier Finance arrangements	4,011		4,106
Borrowings from others	730		1,399
Current borrowings and current portion of non-current borrowings	15,399		11,255
Non current
Term loans from banks	14,436		15,175
Borrowings from others	8,769		13,050
Non-current portion of non-current borrowings	₨ 23,205	$ 245	₨ 28,225